14. Intangible assets (Details 1)	12 Months Ended
Dec. 31, 2018
Computer software [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	20.00%
Authorizations [Member] | Bottom of range [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	5.00%
Authorizations [Member] | Top of range [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	50.00%
Cost of deferred commission to dealers [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	50.00%
Customer-related intangible assets [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	18.00%
Right to use infrastructure of LT Amazonas [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	5.00%
Other intangible assets [Member] | Bottom of range [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	7.00%
Other intangible assets [Member] | Top of range [Member]
IntangibleAssetLineItems [Line Items]
Amortization rates	10.00%